Consolidated Balance Sheets (FY) (Parentheticals) - $ / shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000			10,000,000
Preferred stock, shares issued (in shares)	0		0			0
Preferred stock, shares outstanding (in shares)	0		0			0
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000		1,000,000,000			1,000,000,000
Common stock, shares issued (in shares)			60,094,623			61,378,367
Common stock, shares outstanding (in shares)	60,206,508		60,094,623			61,378,367
Convertible Stock
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01
Common stock, shares authorized (in shares)	50,000		50,000			50,000
Common stock, shares issued (in shares)	50,000		50,000			50,000
Common stock, shares outstanding (in shares)	50,000	50,000	50,000	50,000	50,000	50,000	50,000